Income Tax - Schedule of Statutory Rates to the Company’s Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Statutory Rates to the Company’s Effective Tax Rate [Abstract]
China Income tax statutory rate	(25.00%)	(25.00%)	(25.00%)
Nondeductible expenses-permanent difference	0.10%	0.10%	0.10%
Change in valuation allowance	24.90%	24.90%	24.90%
Effective tax rate